Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Within 1 year (including 1 year)	¥ 4,777
1-2 years (including 2 year)	1,027
Total	¥ 5,804